UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03327

MFS SERIES TRUST XIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: February 28*

Date of reporting period: November 30, 2017

*	This Form N-Q pertains to the following series of the Registrant: MFS Diversified Income Fund, MFS Government Securities Fund and MFS New Discovery Value Fund. The remaining series of this Registrant has a fiscal year end other than February 28.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

November 30, 2017

MFS® DIVERSIFIED INCOME FUND

PORTFOLIO OF INVESTMENTS

11/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 35.9%
Agency - Other - 0.0%
Financing Corp., 9.4%, 2/08/2018	$965,000	$979,998
Financing Corp., 10.35%, 8/03/2018	715,000	756,576

		$1,736,574
Asset-Backed & Securitized - 1.0%
A Voce CLO Ltd., 2014-1A, “A1R”, FLR, 2.519%, (U.S. LIBOR-3mo. + 1.16%) 7/15/2026 (n)	$3,316,000	$3,339,786
ALM Loan Funding CLO, 2014-14A, “A1R”, FLR, 2.528%, (U.S. LIBOR-3mo. + 1.15%) 7/28/2026 (n)	1,952,226	1,959,892
Atrium CDO Corp., 2011-A, “A1R”, FLR, 2.503%, (U.S. LIBOR-3mo. + 1.14%) 10/23/2025 (n)	3,358,000	3,359,679
Cent CLO LP, 2014-21A, “A1”, FLR, 2.584%, (U.S. LIBOR-3mo. + 1.21%) 7/27/2026 (n)	3,552,111	3,560,027
Citigroup Commercial Mortgage Trust, 5.916%, 12/10/2049	198,555	12,277
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	2,850,000	2,872,891
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	2,574,000	2,616,123
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	1,800,000	1,892,118
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	2,283,378	2,337,712
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	58,835	60,392
Dryden Senior Loan Fund, 2014-34A, “AR”, CLO, FLR, 2.519%, (LIBOR-3mo. + 1.16%) 10/15/2026 (n)	2,267,245	2,279,415
Ford Credit Floorplan Master Owner Trust, 2015-4, “A2”, FLR, 1.85%, (LIBOR-1mo. + 0.6%) 8/15/2020	691,000	693,004
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	1,750,000	1,787,821
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	1,888,516	1,942,732
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	700,873	721,549
TICP CLO Ltd., FLR, 2.543%, (U.S. LIBOR-3mo. + 1.18%) 1/20/2027 (n)	3,317,451	3,333,395
UBS Commercial Mortgage Trust 2017-C1, “A4”, 3.544%, 11/15/2050	1,505,000	1,537,893
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	1,516,848	1,563,633
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	1,258,254	1,266,731
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	2,500,000	2,584,142
West CLO Ltd. 2013-1A, “A1AR”, FLR, 2.552%, (U.S. LIBOR-3mo. + 1.16%) 11/07/2025 (n)	2,060,000	2,067,327

		$41,788,539
Automotive - 0.0%
Ford Motor Credit Co. LLC, 2.551%, 10/05/2018	$748,000	$751,435
Hyundai Capital America, 2%, 3/19/2018 (n)	810,000	809,636
Hyundai Capital America, 2.4%, 10/30/2018 (n)	182,000	181,866

		$1,742,937
Building - 0.3%
Elementia S.A. de C.V., 5.5%, 1/15/2025 (n)	$4,284,000	$4,457,502
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021 (n)	6,819,000	7,142,902

		$11,600,404
Business Services - 0.0%
Cisco Systems, Inc., 2.6%, 2/28/2023	$1,052,000	$1,054,316

Cable TV - 0.1%
VTR Finance B.V., 6.875%, 1/15/2024 (n)	$4,248,000	$4,492,260

Chemicals - 0.1%
Consolidated Energy Finance S.A., 6.75%, 10/15/2019 (n)	$898,000	$911,470
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	680,000	722,500
Consolidated Energy Finance S.A., 6.875%, 6/15/2025	1,855,000	1,970,937
Sherwin Williams Co., 2.75%, 6/01/2022	1,564,000	1,554,463

		$5,159,370

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Computer Software - 0.0%
Microsoft Corp., 3.125%, 11/03/2025		$476,000	$485,302

Computer Software - Systems - 0.0%
Apple, Inc., 3.25%, 2/23/2026		$1,404,000	$1,428,471

Conglomerates - 0.1%
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		$5,300,000	$5,432,500

Construction - 0.0%
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/2018 (a)(d)(n)		$1,409,000	$352,250
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)		2,102,000	514,108
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)		3,072,000	751,351

			$1,617,709
Consumer Products - 0.1%
Controladora Mabe S.A. de C.V., 7.875%, 10/28/2019		$1,424,000	$1,552,160
Newell Rubbermaid, Inc., 3.15%, 4/01/2021		998,000	1,010,055
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)		1,734,000	1,695,933

			$4,258,148
Consumer Services - 0.1%
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/2022 (n)		$1,785,000	$1,860,863

Containers - 0.1%
San Miguel Industrias PET S.A., 4.5%, 9/18/2022 (n)		$2,967,000	$3,026,340

Emerging Market Quasi-Sovereign - 3.6%
Abu Dhabi Crude Oil Pipeline, 3.65%, 11/02/2029 (n)		$802,000	$794,060
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047 (n)		3,245,000	3,309,900
Autoridad del Canal de Panama , 4.95%, 7/29/2035		1,220,000	1,360,300
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)		281,000	313,315
Banco do Brasil S.A. (Cayman Branch), 4.625%, 1/15/2025 (n)		743,000	731,855
Banco Nacional de Comercio Exterior, S.N.C., 3.8% to 8/11/2021, FLR to 8/11/2026 (n)		2,508,000	2,498,595
CeCemig Geracao e Transmissao S.A., 9.25%, 12/05/2024 (z)		357,000	352,512
Development Bank of Kazakhstan, 4.125%, 12/10/2022		4,894,000	5,028,585
Empresa Nacional del Petroleo, 4.75%, 12/06/2021		1,721,000	1,831,792
Empresa Nacional del Petroleo, 4.375%, 10/30/2024 (n)		2,469,000	2,576,519
Equate Petrochemical B.V., 4.25%, 11/03/2026		1,500,000	1,530,225
Export-Import Bank of India, 3.375%, 8/05/2026 (n)		316,000	310,570
Gaz Capital S.A., 4.95%, 2/06/2028 (n)		3,726,000	3,864,697
Gaz Capital S.A., 7.288%, 8/16/2037		9,788,000	11,932,453
JSC State Savings Bank of Ukraine, 9.625%, 3/20/2025		4,863,000	5,276,355
Kazakhstan Temir Zholy Finance B.V., 4.85%, 11/17/2027 (n)		4,171,000	4,233,565
KazMunayGas National Co., 4.75%, 4/19/2027 (n)		4,085,000	4,258,613
KazMunayGas National Co., 5.75%, 4/19/2047 (n)		528,000	541,200
KazTransGas JSC, 4.375%, 9/26/2027 (n)		7,654,000	7,621,853
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034		4,620,000	5,082,000
Magyar Export-Import Bank PLC, 4%, 1/30/2020		2,518,000	2,587,497
Majapahit Holding B.V., 7.875%, 6/29/2037		2,000,000	2,688,760
Mexico City’s Airport Trust, 5.5%, 7/31/2047 (n)		2,667,000	2,670,974
NTPC Ltd., 7.375%, 8/10/2021	INR	120,000,000	1,887,422
NTPC Ltd., 7.25%, 5/03/2022	INR	90,000,000	1,411,619
NTPC Ltd., 4.375%, 11/26/2024		$5,157,000	5,473,212
OCP S.A., 6.875%, 4/25/2044		2,448,000	2,778,676
Office Cherifien des Phosphates S.A., 4.5%, 10/22/2025 (n)		2,898,000	2,880,612

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - continued
Office Cherifien des Phosphates S.A., 6.875%, 4/25/2044 (n)		$2,519,000	$2,859,267
Petrobras Global Finance B.V., 5.299%, 1/27/2025 (n)		3,000,000	2,999,250
Petrobras Global Finance B.V., 7.375%, 1/17/2027		7,607,000	8,382,914
Petrobras Global Finance B.V., 5.999%, 1/27/2028 (n)		4,153,000	4,177,918
Petroleos del Peru S.A., 5.625%, 6/19/2047		1,515,000	1,609,687
Petroleos del Peru S.A., 4.75%, 6/19/2032 (n)		4,117,000	4,209,633
Petroleos del Peru S.A., 5.625%, 6/19/2047 (n)		379,000	402,688
Petroleos Mexicanos, 6.5%, 3/13/2027 (n)		314,000	346,264
Petroleos Mexicanos, 6.5%, 3/13/2027		2,281,000	2,515,373
Sinopec Capital (2013) Ltd., 4.25%, 4/24/2043 (n)		2,765,000	2,819,996
Sinopec Group Overseas Development (2017) Ltd., 3.625%, 4/12/2027 (n)		652,000	656,059
Southern Gas Corridor CJSC, 6.875%, 3/24/2026 (n)		8,595,000	9,715,513
State Grid Overseas Investment (2016) Ltd., 3.5%, 5/04/2027		9,526,000	9,537,812
State Grid Overseas Investment (2016) Ltd., 3.5%, 5/04/2027 (n)		3,774,000	3,778,680
State Oil Company of the Azerbaijan Republic, 4.75%, 3/13/2023		3,933,000	3,947,749
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		2,926,000	3,212,180

			$146,998,719
Emerging Market Sovereign - 7.4%
Arab Republic of Egypt , 7.5%, 1/31/2027		$1,900,000	$2,104,326
Arab Republic of Egypt, 6.125%, 1/31/2022 (n)		2,754,000	2,870,896
Arab Republic of Egypt, 6.125%, 1/31/2022		4,445,000	4,633,672
Brazil Notas do Tesouro Nacional, 10%, 1/01/2023	BRL	10,351,000	3,168,831
Dominican Republic, 5.5%, 1/27/2025 (n)		$1,211,000	1,283,660
Dominican Republic, 6.875%, 1/29/2026		5,450,000	6,225,589
Dominican Republic, 5.95%, 1/25/2027		3,057,000	3,316,845
Dominican Republic, 8.625%, 4/20/2027		5,665,000	6,996,275
Emirate of Abu Dhabi, 3.125%, 10/11/2027 (n)		443,000	435,247
Emirate of Abu Dhabi, 4.125%, 10/11/2047 (n)		590,000	586,519
Federal Republic of Ethiopia, 6.625%, 12/11/2024		2,302,000	2,387,358
Federal Republic of Nigeria, 6.5%, 11/28/2027 (n)		5,141,000	5,246,905
Federative Republic of Brazil, 4.625%, 1/13/2028		4,077,000	4,058,653
Government of Jamaica, 7.875%, 7/28/2045		432,000	530,280
Government of Malaysia, 3.26%, 3/01/2018	MYR	14,265,000	3,494,934
Government of Malaysia, 3.58%, 9/28/2018	MYR	27,993,000	6,905,088
Government of Ukraine, 7.75%, 9/01/2021		$8,591,000	9,149,518
Government of Ukraine, 7.75%, 9/01/2022		4,009,000	4,262,850
Government of Ukraine, 7.75%, 9/01/2024 (n)		2,600,000	2,738,778
Government of Ukraine, 7.75%, 9/01/2024		2,000,000	2,106,752
Government of Ukraine, 7.75%, 9/01/2025 (n)		2,600,000	2,720,120
Government of Ukraine, 7.75%, 9/01/2025		5,470,000	5,722,714
Government of Ukraine, 7.375%, 9/25/2032 (n)		8,561,000	8,435,153
Ivory Coast, 5.75%, 12/31/2032		5,497,605	5,483,861
Kingdom of Jordan, 7.375%, 10/10/2047 (n)		319,000	328,564
Kingdom of Saudi Arabia, 3.625%, 3/04/2028 (n)		2,715,000	2,694,638
Oriental Republic of Uruguay, 8.5%, 3/15/2028 (n)	UYU	115,495,000	3,983,273
Oriental Republic of Uruguay, 6.873%, 12/15/2028	UYU	52,434,017	2,076,505
Republic of Argentina, 0%, 1/17/2018	ARS	32,185,000	1,790,978
Republic of Argentina, 6.875%, 4/22/2021		$4,987,000	5,413,388
Republic of Argentina, 7.5%, 4/22/2026		2,928,000	3,310,104
Republic of Argentina, 6.875%, 1/26/2027		4,875,000	5,328,375
Republic of Argentina, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038		3,066,000	2,247,838
Republic of Argentina, 7.625%, 4/22/2046		3,061,000	3,431,381
Republic of Argentina, 7.125%, 6/28/2117 (n)		5,000,000	5,122,500
Republic of Belarus, 7.625%, 6/29/2027 (n)		3,404,000	3,718,325

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Sovereign - continued
Republic of Chile, 3.86%, 6/21/2047		$424,000	$432,480
Republic of Colombia, 6.125%, 1/18/2041		2,582,000	3,079,035
Republic of Cote d’Ivoire, 6.125%, 6/15/2033 (n)		4,200,000	4,210,920
Republic of Croatia, 5.5%, 4/04/2023 (n)		1,410,000	1,554,342
Republic of Ecuador, 7.95%, 6/20/2024		5,425,000	5,642,000
Republic of Ecuador, 9.625%, 6/02/2027		1,300,000	1,449,500
Republic of Ecuador, 8.875%, 10/23/2027 (n)		1,497,000	1,584,583
Republic of El Salvador, 7.65%, 6/15/2035		8,602,000	9,032,100
Republic of El Salvador, 7.625%, 2/01/2041		1,134,000	1,187,865
Republic of Ghana, 10.75%, 10/14/2030		3,700,000	4,998,752
Republic of Guatemala, 4.5%, 5/03/2026		1,785,000	1,798,138
Republic of Guatemala, 4.375%, 6/05/2027 (n)		3,202,000	3,193,995
Republic of Hungary, 5.375%, 3/25/2024		13,646,000	15,482,752
Republic of Indonesia, 7%, 5/15/2022	IDR	248,036,000,000	18,979,540
Republic of Indonesia, 4.75%, 1/08/2026 (n)		$4,918,000	5,326,012
Republic of Indonesia, 6.75%, 1/15/2044 (n)		1,060,000	1,399,537
Republic of Kazakhstan, 6.5%, 7/21/2045 (n)		711,000	902,081
Republic of Panama, 3.875%, 3/17/2028		4,293,000	4,496,918
Republic of Paraguay, 6.1%, 8/11/2044 (n)		2,621,000	3,014,150
Republic of Paraguay, 6.1%, 8/11/2044		3,090,000	3,553,500
Republic of Peru, 8.2%, 8/12/2026	PEN	26,351,000	9,977,677
Republic of Poland, 3.25%, 4/06/2026		$1,910,000	1,953,701
Republic of South Africa, 5.65%, 9/27/2047		877,000	851,549
Republic of Sri Lanka, 6.125%, 6/03/2025		7,062,000	7,457,062
Republic of Sri Lanka, 6.85%, 11/03/2025		4,040,000	4,448,404
Republic of Sri Lanka, 6.825%, 7/18/2026		6,686,000	7,334,508
Republic of Sri Lanka, 6.2%, 5/11/2027		3,205,000	3,373,724
Republic of Sri Lanka, 6.2%, 5/11/2027 (n)		4,628,000	4,871,636
Republic of Turkey, 3.25%, 3/23/2023		2,486,000	2,336,343
Republic of Turkey, 5.75%, 3/22/2024		3,383,000	3,543,354
Republic of Turkey, 7.375%, 2/05/2025		1,983,000	2,258,538
Republic of Turkey, 4.875%, 10/09/2026		3,189,000	3,104,651
Republic of Turkey, 6%, 3/25/2027		8,245,000	8,651,594
Republic of Turkey, 6.875%, 3/17/2036		1,403,000	1,530,673
Republic of Uruguay, 4.125%, 11/20/2045		1,312,000	1,315,280
Russian Federation, 4.75%, 5/27/2026		5,400,000	5,713,394
Russian Federation, 4.25%, 6/23/2027		1,600,000	1,636,032
Russian Federation, 5.25%, 6/23/2047 (n)		800,000	824,800
Russian Federation, 5.25%, 6/23/2047		4,800,000	4,948,800
United Mexican States, 4.15%, 3/28/2027		456,000	477,432

			$302,238,045
Energy - Independent - 0.1%
Afren PLC, 11.5%, 2/01/2018 (a)(d)(z)		$200,000	$500
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		2,119,000	2,101,357

			$2,101,857
Energy - Integrated - 0.0%
Inkia Energy Ltd., 5.875%, 11/09/2027 (n)		$901,000	$907,758

Food & Beverages - 0.1%
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		$800,000	$841,600
Corporacion Lindley S.A., 6.75%, 11/23/2021 (n)		1,145,000	1,277,803
Corporacion Lindley S.A., 6.75%, 11/23/2021		1,010,000	1,127,145

			$3,246,548

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Industrial - 0.0%
Indika Energy Capital II Pte. Ltd., 5.875%, 11/09/2024 (n)	$1,412,000	$1,401,074

Local Authorities - 0.5%
Buenos Aires Province, 7.5%, 6/01/2027 (n)	$1,989,000	$2,220,718
Philadelphia, PA, School District Rev., “A”, AGM, 5.995%, 9/01/2030	1,210,000	1,402,172
Province of Santa Fe, 6.9%, 11/01/2027	4,461,000	4,775,411
Provincia de Cordoba, 7.125%, 6/10/2021	7,306,000	7,873,603
State of California, 5%, 8/01/2028	1,435,000	1,764,619
State of California (Build America Bonds), 7.6%, 11/01/2040	2,320,000	3,666,110
University of California Rev. (Build America Bonds), 5.77%, 5/15/2043	60,000	77,765

		$21,780,398
Major Banks - 0.1%
Bank of America Corp., 3.124% to 1/20/2022, FLR to 1/20/2023	$2,175,000	$2,201,007
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	829,000	843,184

		$3,044,191
Metals & Mining - 0.3%
First Quantum Minerals Ltd., 7.25%, 5/15/2022	$7,402,000	$7,679,575
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)	682,000	686,263
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022	2,699,000	2,715,869
Polyus Finance PLC, 5.25%, 2/07/2023	1,638,000	1,726,321

		$12,808,028
Mortgage-Backed - 10.4%
Fannie Mae, 3.5%, 4/01/2047	$3,688,825	$3,785,264
Fannie Mae, 3.8%, 2/01/2018	190,769	190,557
Fannie Mae, 4%, 3/01/2018 - 7/01/2047	67,246,280	70,677,416
Fannie Mae, 3.99%, 4/01/2018 - 7/01/2021	951,830	994,596
Fannie Mae, 5.286%, 6/01/2018	87,422	88,421
Fannie Mae, 3.746%, 7/01/2018	146,000	147,178
Fannie Mae, 5%, 9/01/2018 - 3/01/2042	8,655,368	9,390,379
Fannie Mae, 2.578%, 9/25/2018	705,847	705,386
Fannie Mae, 5.1%, 3/01/2019	104,881	107,200
Fannie Mae, 5.51%, 3/01/2019	105,931	108,606
Fannie Mae, 5.08%, 4/01/2019	21,802	22,553
Fannie Mae, 4.5%, 6/01/2019 - 8/01/2046	33,056,503	35,388,751
Fannie Mae, 5.5%, 7/01/2019 - 4/01/2040	6,694,076	7,465,509
Fannie Mae, 4.783%, 8/01/2019	60,711	63,091
Fannie Mae, 4.83%, 8/01/2019 - 9/01/2019	35,030	36,482
Fannie Mae, 5.05%, 8/01/2019	22,092	23,054
Fannie Mae, 4.6%, 9/01/2019	119,906	124,503
Fannie Mae, 4.67%, 9/01/2019	26,864	27,961
Fannie Mae, 4.45%, 10/01/2019	83,135	86,369
Fannie Mae, 4.88%, 3/01/2020	284,110	292,247
Fannie Mae, 4.14%, 8/01/2020	39,099	40,904
Fannie Mae, 5.19%, 9/01/2020	88,403	92,255
Fannie Mae, 3.416%, 10/01/2020	783,970	804,135
Fannie Mae, 4.448%, 1/01/2021	601,233	628,230
Fannie Mae, 6%, 7/01/2021 - 6/01/2038	460,097	517,068
Fannie Mae, 2.152%, 1/25/2023	1,298,000	1,278,309
Fannie Mae, 2.41%, 5/01/2023	231,646	231,342
Fannie Mae, 2.55%, 5/01/2023	199,934	201,017
Fannie Mae, 2.62%, 5/01/2023	274,883	277,296
Fannie Mae, 3.65%, 9/01/2023	805,898	848,180

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 3.78%, 10/01/2023	$472,208	$497,982
Fannie Mae, 3.92%, 10/01/2023	987,000	1,055,247
Fannie Mae, 4.5%, 5/01/2025	17,065	17,961
Fannie Mae, 2.7%, 7/01/2025	680,000	677,924
Fannie Mae, 3.96%, 11/01/2025	544,883	580,764
Fannie Mae, 3.59%, 9/01/2026	371,210	391,800
Fannie Mae, 2.597%, 12/25/2026	3,827,000	3,736,562
Fannie Mae, 3%, 3/01/2027 - 11/01/2046	19,131,193	19,271,840
Fannie Mae, 4.01%, 1/01/2029	708,210	762,320
Fannie Mae, 4.96%, 6/01/2030	1,182,637	1,311,304
Fannie Mae, 6.5%, 1/01/2033 - 10/01/2037	114,903	128,364
Fannie Mae, 3.5%, 1/01/2042 - 1/01/2047	68,339,937	70,233,444
Fannie Mae, 2%, 5/25/2044	1,575,098	1,548,247
Fannie Mae, FLR, 1.679%, (LIBOR-1mo. + 0.35%), 5/25/2018	253,210	252,685
Fannie Mae, TBA, 3.5%, 12/01/2047	8,606,000	8,824,176
Fannie Mae, TBA, 4%, 12/01/2047	6,220,000	6,498,442
Freddie Mac, 3.187%, 9/25/2027	2,414,000	2,466,041
Freddie Mac, 3.154%, 2/25/2018	402,785	402,717
Freddie Mac, 2.699%, 5/25/2018	2,386,845	2,391,630
Freddie Mac, 5%, 7/01/2018 - 6/01/2040	222,946	236,259
Freddie Mac, 2.412%, 8/25/2018	2,854,203	2,858,166
Freddie Mac, 2.303%, 9/25/2018	1,515,000	1,518,661
Freddie Mac, 2.323%, 10/25/2018	2,914,790	2,912,757
Freddie Mac, 1.72%, 1/25/2019	974,459	973,705
Freddie Mac, 2.13%, 1/25/2019	1,652,844	1,655,717
Freddie Mac, 2.086%, 3/25/2019	1,400,000	1,401,809
Freddie Mac, 5.085%, 3/25/2019	2,160,000	2,222,945
Freddie Mac, 1.883%, 5/25/2019	1,000,000	999,014
Freddie Mac, 2.456%, 8/25/2019	2,109,000	2,119,400
Freddie Mac, 4.186%, 8/25/2019	1,484,668	1,531,249
Freddie Mac, 4.251%, 1/25/2020	400,000	415,666
Freddie Mac, 4.224%, 3/25/2020	320,000	332,993
Freddie Mac, 3.808%, 8/25/2020	806,000	837,527
Freddie Mac, 3.034%, 10/25/2020	505,000	515,465
Freddie Mac, 2.856%, 1/25/2021	1,434,000	1,458,245
Freddie Mac, 6%, 5/01/2021 - 10/01/2038	541,019	613,337
Freddie Mac, 2.791%, 1/25/2022	2,010,000	2,041,898
Freddie Mac, 2.716%, 6/25/2022	1,295,920	1,312,765
Freddie Mac, 2.682%, 10/25/2022	1,626,000	1,644,554
Freddie Mac, 2.51%, 11/25/2022	2,731,000	2,740,907
Freddie Mac, 2.637%, 1/25/2023	1,000,000	1,008,869
Freddie Mac, 3.32%, 2/25/2023	1,277,000	1,328,590
Freddie Mac, 3.25%, 4/25/2023	1,700,000	1,763,538
Freddie Mac, 3.3%, 4/25/2023 - 10/25/2026	4,285,940	4,446,368
Freddie Mac, 3.06%, 7/25/2023	886,000	910,939
Freddie Mac, 2.454%, 8/25/2023	7,333,000	7,296,439
Freddie Mac, 3.458%, 8/25/2023	675,000	707,250
Freddie Mac, 0.747%, 7/25/2024 (i)	25,095,000	855,990
Freddie Mac, 3.064%, 8/25/2024	2,626,852	2,689,990
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	3,197,642	3,411,665
Freddie Mac, 2.67%, 12/25/2024	2,555,000	2,558,726
Freddie Mac, 2.811%, 1/25/2025	2,125,000	2,143,842
Freddie Mac, 3.023%, 1/25/2025	1,000,000	1,021,776
Freddie Mac, 3.329%, 5/25/2025	5,166,000	5,376,676

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 3.284%, 6/25/2025	$5,000,000	$5,185,879
Freddie Mac, 4%, 7/01/2025 - 9/01/2044	3,068,382	3,210,461
Freddie Mac, 3.01%, 7/25/2025	1,775,000	1,807,425
Freddie Mac, 2.745%, 1/25/2026	3,263,000	3,250,879
Freddie Mac, 2.673%, 3/25/2026	2,368,000	2,343,812
Freddie Mac, 3.224%, 3/25/2027	3,227,000	3,306,717
Freddie Mac, 3.243%, 4/25/2027	2,861,000	2,935,913
Freddie Mac, 3.117%, 6/25/2027	2,090,000	2,123,126
Freddie Mac, 0.714%, 7/25/2027 (i)	45,889,000	2,197,519
Freddie Mac, 3.194%, 7/25/2027	3,280,000	3,348,214
Freddie Mac, 0.569%, 8/25/2027 (i)	35,288,563	1,286,074
Freddie Mac, 5.5%, 6/01/2030 - 6/01/2041	950,610	1,056,285
Freddie Mac, 6.5%, 5/01/2037	22,476	24,882
Freddie Mac, 3.5%, 12/01/2041 - 1/01/2047	28,001,512	28,745,344
Freddie Mac, 3%, 4/01/2043 - 3/01/2047	28,670,143	28,692,277
Freddie Mac, 1.018%, 7/25/2049 (i)	21,414,882	990,246
Ginnie Mae, 5.5%, 5/15/2033 - 1/20/2042	373,760	414,695
Ginnie Mae, 4.5%, 7/20/2033 - 9/20/2041	6,193,651	6,594,360
Ginnie Mae, 4%, 10/15/2039 - 4/20/2041	294,860	310,249
Ginnie Mae, 3.5%, 12/15/2041 - 5/20/2046	8,665,355	9,008,898
Ginnie Mae, 6.158%, 4/20/2058	3,230	3,506
Ginnie Mae, 0.658%, 2/16/2059 (i)	3,264,790	215,248

		$428,609,415
Natural Gas - Distribution - 0.1%
GNL Quintero S.A., 4.634%, 7/31/2029 (n)	$4,778,000	$4,969,120

Network & Telecom - 0.4%
AT&T, Inc., 3.4%, 8/14/2024	$1,670,000	$1,664,287
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026	5,020,000	5,201,980
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/2022 (n)	3,437,000	3,519,832
WTT Investment Ltd., 5.5%, 11/21/2022 (n)	3,800,000	3,852,209

		$14,238,308
Other Banks & Diversified Financials - 0.3%
Banque Federative du Credit Mutuel S.A., 2.5%, 4/13/2021 (n)	$1,152,000	$1,151,041
ING Groep N.V., 3.15%, 3/29/2022	1,585,000	1,601,996
Kazkommertsbank JSC, 5.5%, 12/21/2022	8,000,000	7,981,600

		$10,734,637
Railroad & Shipping - 0.1%
Rumo Luxembourg Sarl, 7.375%, 2/09/2024	$2,508,000	$2,708,640
Rumo Luxembourg Sarl, “A”, 7.375%, 2/09/2024 (n)	632,000	682,560

		$3,391,200
Restaurants - 0.0%
McDonald’s Corp., 2.75%, 12/09/2020	$453,000	$458,399

Retailers - 0.0%
S.A.C.I. Falabella, 3.75%, 10/30/2027 (n)	$684,000	$669,287

Supermarkets - 0.0%
Evrotorg LLC, 8.75%, 10/30/2022 (n)	$1,028,000	$1,038,444

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Supranational - 0.0%
Banque Ouest Africaine de Developpement, 5%, 7/27/2027 (n)	$657,000	$683,280
Inter-American Development Bank, 4.375%, 1/24/2044	511,000	614,993

		$1,298,273
Telecommunications - Wireless - 0.3%
Digicel Group Ltd., 6%, 4/15/2021 (n)	$2,253,000	$2,173,356
Digicel Group Ltd., 7.125%, 4/01/2022	4,997,000	4,513,640
Digicel Group Ltd., 6.75%, 3/01/2023	2,373,000	2,301,810
VimpelCom Holdings B.V., 3.95%, 6/16/2021 (n)	732,000	738,222
VimpelCom Holdings B.V., 4.95%, 6/16/2024 (n)	647,000	663,498

		$10,390,526
Tobacco - 0.0%
BAT Capital Corp., 2.764%, 8/15/2022 (n)	$1,508,000	$1,495,428

Transportation - 0.1%
Adani Ports and Special Economic Zone Ltd., 4%, 7/30/2027 (n)	$5,300,000	$5,280,597

U.S. Government Agencies and Equivalents - 1.2%
AID-Tunisia, 2.452%, 7/24/2021	$728,000	$730,414
AID-Ukraine, 1.844%, 5/16/2019	3,674,000	3,676,598
AID-Ukraine, 1.847%, 5/29/2020	8,820,000	8,770,290
Fannie Mae, 0.875%, 5/21/2018	4,000,000	3,988,912
Fannie Mae, 1.75%, 11/26/2019	4,750,000	4,742,699
Fannie Mae, 1.625%, 1/21/2020	7,500,000	7,461,128
Freddie Mac, 1.5%, 10/21/2019	9,000,000	8,942,562
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	987,000	987,626
Hashemite Kingdom of Jordan, 2.503%, 10/30/2020	1,108,000	1,122,887
Private Export Funding Corp., 2.25%, 3/15/2020	419,000	420,864
Private Export Funding Corp., 2.3%, 9/15/2020	2,000,000	2,009,518
Private Export Funding Corp., 1.875%, 7/15/2018	850,000	851,342
Small Business Administration, 6.34%, 5/01/2021	17,637	18,413
Small Business Administration, 6.07%, 3/01/2022	21,214	22,222
Small Business Administration, 5.16%, 2/01/2028	84,699	90,784
Small Business Administration, 2.21%, 2/01/2033	271,154	265,524
Small Business Administration, 2.22%, 3/01/2033	501,651	491,463
Small Business Administration, 3.15%, 7/01/2033	587,018	602,398
Small Business Administration, 3.16%, 8/01/2033	667,561	685,271
Small Business Administration, 3.62%, 9/01/2033	554,236	576,293
Tennessee Valley Authority, 1.75%, 10/15/2018	863,000	863,265

		$47,320,473
U.S. Treasury Obligations - 8.2%
U.S. Treasury Bonds, 6.375%, 8/15/2027	$106,000	$142,471
U.S. Treasury Bonds, 5.25%, 2/15/2029	2,965,000	3,774,931
U.S. Treasury Bonds, 4.5%, 2/15/2036	3,629,000	4,644,269
U.S. Treasury Bonds, 4.375%, 2/15/2038	1,349,000	1,709,225
U.S. Treasury Bonds, 4.5%, 8/15/2039	8,140,000	10,517,770
U.S. Treasury Bonds, 3.125%, 2/15/2043	9,137,900	9,663,329
U.S. Treasury Bonds, 2.875%, 5/15/2043	17,378,300	17,571,091
U.S. Treasury Bonds, 2.5%, 2/15/2045	33,851,000	31,711,511
U.S. Treasury Notes, 1.75%, 11/30/2021	83,932,000	82,928,751
U.S. Treasury Notes, 2.625%, 4/30/2018	1,752,000	1,760,555
U.S. Treasury Notes, 2.75%, 2/15/2019	46,949,000	47,517,523
U.S. Treasury Notes, 3.125%, 5/15/2019	1,116,000	1,138,146

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 1%, 6/30/2019	$12,606,000	$12,458,766
U.S. Treasury Notes, 1.625%, 6/30/2019 (f)	18,038,000	17,996,428
U.S. Treasury Notes, 2.625%, 8/15/2020	6,082,000	6,200,076
U.S. Treasury Notes, 2%, 11/30/2020	22,044,000	22,093,943
U.S. Treasury Notes, 3.125%, 5/15/2021	3,748,000	3,890,453
U.S. Treasury Notes, 1.75%, 5/15/2022	3,949,000	3,892,233
U.S. Treasury Notes, 2.5%, 8/15/2023	20,725,000	21,038,304
U.S. Treasury Notes, 2.75%, 2/15/2024	7,855,000	8,072,853
U.S. Treasury Notes, 2.5%, 5/15/2024	12,602,000	12,760,017
U.S. Treasury Notes, 2%, 8/15/2025	11,808,000	11,510,032
U.S. Treasury Notes, 2%, 11/15/2026	2,031,000	1,963,961

		$334,956,638
Utilities - Electric Power - 0.7%
Adani Transmission Ltd., 4%, 8/03/2026 (n)	$260,000	$259,309
Azure Power Energy Ltd., 5.5%, 11/03/2022 (n)	3,114,000	3,174,661
Cerro del Aguila S.A., 4.125%, 8/16/2027 (n)	1,409,000	1,401,955
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	2,073,000	2,068,878
Energuate Trust, 5.875%, 5/03/2027 (n)	762,000	793,432
Engie Energia Chile S.A., 5.625%, 1/15/2021	2,177,000	2,370,744
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)	2,824,000	2,937,203
Greenko Dutch B.V., 5.25%, 7/24/2024 (n)	7,661,000	7,768,254
Transelec S.A., 4.25%, 1/14/2025 (n)	2,631,000	2,715,525
Transelec S.A., 3.875%, 1/12/2029 (n)	3,854,000	3,815,460
Virginia Electric & Power Co., 3.5%, 3/15/2027	813,000	839,762

		$28,145,183
Utilities - Gas - 0.1%
Transport de Gas Peru, 4.25%, 4/30/2028 (n)	$3,039,000	$3,137,768
Total Bonds		$1,476,344,047

Common Stocks - 39.6%
Aerospace - 0.2%
Boeing Co.	37,065	$10,259,592

Airlines - 0.3%
Air Canada (a)	737,179	$14,050,484

Automotive - 0.7%
General Motors Co.	255,378	$11,004,238
Hyundai Motor Co.	11,265	1,702,819
Magna International, Inc.	266,393	14,943,116

		$27,650,173
Biotechnology - 0.1%
Biogen, Inc. (a)	18,874	$6,080,636

Brokerage & Asset Managers - 0.1%
Apollo Global Management LLC, “A”	102,502	$3,209,338

Business Services - 0.4%
DXC Technology Co.	184,261	$17,714,852

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Chemicals - 0.1%
CF Industries Holdings, Inc.	50,030	$1,874,624
LyondellBasell Industries N.V., “A”	31,018	3,247,585

		$5,122,209
Computer Software - 0.2%
Check Point Software Technologies Ltd. (a)	87,245	$9,098,781

Computer Software - Systems - 0.3%
Hitachi Ltd.	859,000	$6,407,783
Hon Hai Precision Industry Co. Ltd.	2,107,900	7,100,174

		$13,507,957
Construction - 0.1%
Persimmon PLC	141,251	$4,852,107

Consumer Products - 0.5%
Essity AB (a)	222,690	$6,467,120
Procter & Gamble Co.	174,821	15,732,142

		$22,199,262
Electrical Equipment - 0.6%
Schneider Electric S.A.	266,841	$22,934,437

Electronics - 1.2%
Intel Corp.	185,892	$8,335,397
Samsung Electronics Co. Ltd.	5,928	13,927,916
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	693,331	27,455,908

		$49,719,221
Energy - Independent - 0.6%
Frontera Energy Corp. (a)	36,341	$1,057,160
Phillips 66	129,658	12,649,434
Valero Energy Corp.	111,410	9,538,924

		$23,245,518
Energy - Integrated - 1.0%
BP PLC	1,665,118	$11,014,070
China Petroleum & Chemical Corp.	8,314,000	5,957,644
Exxon Mobil Corp.	92,905	7,738,057
Galp Energia SGPS S.A.	435,976	8,227,483
LUKOIL PJSC, ADR	134,836	7,490,140

		$40,427,394
Engineering - Construction - 0.2%
Bouygues	142,419	$7,367,088

Food & Beverages - 0.8%
Marine Harvest A.S.A.	638,536	$11,236,520
Nestle S.A.	50,080	4,288,935
P/f Bakkafrost	46,232	1,746,596
Tyson Foods, Inc., “A”	179,134	14,733,772

		$32,005,823
Food & Drug Stores - 0.2%
Wesfarmers Ltd.	209,367	$6,986,552

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Forest & Paper Products - 0.1%
Svenska Cellulosa Aktiebolaget	264,601	$2,580,910

Gaming & Lodging - 0.2%
Sands China Ltd.	1,279,200	$6,262,516

Insurance - 1.3%
Athene Holding Ltd. (a)	171,738	$8,255,446
Legal & General Group PLC	1,069,567	3,865,001
MetLife, Inc.	164,241	8,816,457
Prudential Financial, Inc.	81,263	9,413,506
Zurich Insurance Group AG	76,318	23,056,376

		$53,406,786
Machinery & Tools - 0.2%
Eaton Corp. PLC	87,489	$6,804,894

Major Banks - 0.8%
BNP Paribas	101,057	$7,647,599
China Construction Bank	18,020,000	15,785,447
Royal Bank of Canada	111,533	8,733,034

		$32,166,080
Medical & Health Technology & Services - 0.4%
McKesson Corp.	117,341	$17,335,959

Metals & Mining - 0.5%
Rio Tinto PLC	432,618	$20,486,316

Natural Gas - Distribution - 0.3%
ENGIE	712,482	$12,470,306

Natural Gas - Pipeline - 0.1%
Williams Partners LP	132,729	$4,871,154

Network & Telecom - 0.2%
Cisco Systems, Inc.	240,143	$8,957,334

Other Banks & Diversified Financials - 0.3%
Agricultural Bank of China	5,215,000	$2,431,665
Barclays Africa Group Ltd.	307,765	3,540,588
DBS Group Holdings Ltd.	249,000	4,532,528

		$10,504,781
Pharmaceuticals - 2.2%
Bayer AG	130,615	$16,658,021
Eli Lilly & Co.	210,942	17,854,131
Merck & Co., Inc.	85,739	4,738,795
Novartis AG	294,000	25,163,710
Pfizer, Inc.	343,929	12,470,866
Roche Holding AG	60,929	15,372,379

		$92,257,902
Real Estate - 20.5%
Alexandria Real Estate Equities, Inc., REIT	322,267	$40,947,245
American Homes 4 Rent, “A”, REIT	1,291,773	27,747,284

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Real Estate - continued
AvalonBay Communities, Inc., REIT	229,583	$41,630,285
Boardwalk, REIT	585,473	18,283,693
Brixmor Property Group Inc., REIT	1,876,759	33,913,035
CK Asset Holdings Ltd.	1,059,000	8,966,256
Equity Lifestyle Properties, Inc., REIT	392,608	35,456,428
Gramercy Property Trust, REIT	1,246,397	35,547,242
Life Storage, Inc., REIT	419,336	37,660,566
Medical Properties Trust, Inc., REIT	3,561,652	48,759,016
Mid-America Apartment Communities, Inc., REIT	399,202	40,894,253
OUTFRONT Media, Inc., REIT	621,708	14,585,270
Public Storage, Inc., REIT	323,077	68,854,170
Ramco-Gershenson Properties Trust, REIT	2,096,738	30,213,995
Realogy Holdings Corp.	133,250	3,719,008
Rexford Industrial Realty, Inc., REIT	456,078	14,307,167
Simon Property Group, Inc., REIT	477,795	77,283,341
STAG Industrial, Inc., REIT	1,235,291	34,958,735
Starwood Property Trust, Inc., REIT	1,213,055	26,299,032
Store Capital Corp., REIT	1,452,451	37,502,285
Sun Communities, Inc., REIT	448,488	41,736,293
Urban Edge Properties, REIT	964,034	24,631,069
Washington Prime Group, Inc., REIT	5,042,987	35,855,638
Welltower, Inc., REIT	615,202	41,501,527
Weyerhaeuser Co., REIT	550,372	19,472,161

		$840,724,994
Restaurants - 0.0%
Greggs PLC	107,395	$1,928,800

Specialty Chemicals - 0.3%
PTT Global Chemical PLC	5,045,000	$12,280,389

Specialty Stores - 0.3%
Gap, Inc.	365,725	$11,816,575

Telecommunications - Wireless - 0.9%
American Tower Corp., REIT	199,030	$28,646,388
SK Telecom Co. Ltd.	13,303	3,238,713
Vodafone Group PLC	1,717,500	5,209,921

		$37,095,022
Telephone Services - 0.4%
Nippon Telegraph & Telephone Corp.	126,900	$6,654,640
TDC A.S.	931,172	5,667,654
Telefonica S.A.	274,152	2,807,893

		$15,130,187
Tobacco - 1.8%
Altria Group, Inc.	435,297	$29,526,195
Japan Tobacco, Inc.	588,900	19,513,915
Philip Morris International, Inc.	251,053	25,795,696

		$74,835,806
Utilities - Electric Power - 1.2%
American Electric Power Co., Inc.	140,230	$10,886,055
Exelon Corp.	452,567	18,876,569

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Utilities - Electric Power - continued
SSE PLC	639,599	$11,841,763
Xcel Energy, Inc.	126,483	6,527,788

		$48,132,175
Total Common Stocks		$1,626,480,310

Convertible Preferred Stocks - 0.1%
Utilities - Electric Power - 0.1%
NextEra Energy, Inc., 6.123%	27,684	$1,561,378
NextEra Energy, Inc., 6.371%	34,435	2,424,568
Total Convertible Preferred Stocks		$3,985,946

Preferred Stocks - 0.1%
Automotive - 0.1%
Hyundai Motor Co.	26,771	$2,673,384

Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Number of Contracts

Purchased Options - 0.0%
Index Options - 0.0%
iShares Dow Jones U.S. Real Estate ETF - March 2018 @ $69	Put	Exchange traded	$35,880,000	5,200	$78,000
iShares Dow Jones U.S. Real Estate ETF - January 2018 @ $74	Put	Exchange traded	35,150,000	4,750	76,000
iShares Dow Jones U.S. Real Estate ETF - March 2018 @ $71	Put	Exchange traded	36,920,000	5,200	150,800
Total Purchased Options					$304,800
Issuer				Shares/Par
Investment Companies (h) - 24.6%
Bond Funds - 21.2%
MFS High Yield Pooled Portfolio (v)				92,794,026	$868,552,080

Money Market Funds - 3.4%
MFS Institutional Money Market Portfolio, 1.19% (v)				140,549,599	$140,535,544
Total Investment Companies					$1,009,087,624

Other Assets, Less Liabilities - (0.3)%					(12,671,658)
Net Assets - 100.0%					$4,106,204,453

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $1,009,087,624 and $3,109,788,487, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $252,624,200, representing 6.2% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 11.5%, 2/01/2018	11/20/15	$194,048	$500
CeCemig Geracao e Transmissao S.A., 9.25%, 12/05/2024	11/30/17	352,513	352,512
Total Restricted Securities			$353,012
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
JSC	Joint Stock Company
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Insurers
AGM	Assured Guaranty Municipal

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

ARS	Argentine Peso
BRL	Brazilian Real
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble
TRY	Turkish Lira
UYU	Uruguayan Peso

Derivative Contracts at 11/30/17

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
MXN	43,433,102	USD	2,277,924	Goldman Sachs International	1/12/2018	$36,105
MXN	91,742,000	USD	4,827,065	JPMorgan Chase Bank	1/12/2018	60,766
RUB	186,511,000	USD	3,145,025	JPMorgan Chase Bank	12/7/2017	43,800
USD	3,579,761	TRY	13,939,000	Goldman Sachs International	1/12/2018	64,718
USD	3,407,034	BRL	10,944,756	JPMorgan Chase Bank	12/4/2017	63,541
USD	3,385,430	BRL	10,944,756	JPMorgan Chase Bank	2/2/2018	65,416

						$334,346

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
BRL	10,944,756	USD	3,410,538	JPMorgan Chase Bank	12/4/2017	$(67,044)
INR	753,793,000	USD	11,690,157	Barclays Bank PLC	12/11/2017	(9,782)
RUB	112,153,000	USD	1,911,499	Barclays Bank PLC	1/29/2018	(9,611)
TRY	13,939,000	USD	3,694,016	JPMorgan Chase Bank	1/12/2018	(178,973)
USD	7,121,474	MXN	135,313,000	JPMorgan Chase Bank	1/12/2018	(87,732)

						$(353,142)

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Long	USD	138	$16,055,438	March - 2018	$(72,713)

At November 30, 2017, the fund had liquid securities with an aggregate value of $91,788 to cover any collateral or margin obligations for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

11/30/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of November 30, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,171,478,191	$—	$—	$1,171,478,191
Switzerland	67,881,400	—	—	67,881,400
United Kingdom	59,197,980	—	—	59,197,980
Canada	56,010,327	—	—	56,010,327
France	50,419,430	—	—	50,419,430
Taiwan	27,455,908	7,100,174	—	34,556,082
Japan	—	32,576,337	—	32,576,337
China	—	24,174,756	—	24,174,756
South Korea	1,702,819	19,840,012	—	21,542,831
Other Countries	76,578,866	39,028,242	—	115,607,108
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	384,013,686	—	384,013,686
Non-U.S. Sovereign Debt	—	450,535,038	—	450,535,038
Municipal Bonds	—	6,910,667	—	6,910,667
U.S. Corporate Bonds	—	11,447,497	—	11,447,497
Residential Mortgage-Backed Securities	—	428,609,409	—	428,609,409
Commercial Mortgage-Backed Securities	—	21,196,014	—	21,196,014
Asset-Backed Securities (including CDOs)	—	20,592,526	—	20,592,526
Foreign Bonds	—	153,039,208	—	153,039,208
Mutual Funds	1,009,087,624	—	—	1,009,087,624
Total	$2,519,812,545	$1,599,063,566	$—	$4,118,876,111

Other Financial Instruments
Futures Contracts – Liabilities	$(72,713)	$—	$—	$(72,713)
Forward Foreign Currency Exchange Contracts – Assets	—	334,346	—	334,346
Forward Foreign Currency Exchange Contracts – Liabilities	—	(353,142)	—	(353,142)

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the High Yield Pooled Portfolio’s shareholder report for further information regarding the levels used in valuing its assets or liabilities.

Of the level 2 investments presented above, equity investments amounting to $89,152,996 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Supplemental Information (unaudited) – continued

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio		110,654,801	9,589,319	(27,450,094)	92,794,026
MFS Institutional Money Market Portfolio		101,605,564	704,500,366	(665,556,331)	140,549,599

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$(10,299,182)	$8,075,962	$—	$41,110,193	$868,552,080
MFS Institutional Money Market Portfolio	(4,278)	(6,478)	—	941,174	140,535,544

	$(10,303,460)	$8,069,484	$—	$42,051,367	$1,009,087,624

(3) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2017, are as follows

United States	70.6%
Canada	2.2%
Switzerland	1.8%
United Kingdom	1.7%
France	1.4%
Argentina	1.0%
Ukraine	1.0%
China	1.0%
Russia	1.0%
Other Countries	18.3%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

QUARTERLY REPORT

November 30, 2017

MFS® GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS

11/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 96.3%
Agency - Other - 2.1%
Financing Corp., 9.4%, 2/08/2018	$11,750,000	$11,932,619
Financing Corp., 9.8%, 4/06/2018	14,975,000	15,403,929
Financing Corp., 10.35%, 8/03/2018	15,165,000	16,046,814

		$43,383,362
Asset-Backed & Securitized - 4.7%
A Voce CLO Ltd., 2014-1A, “A1R”, FLR, 2.519%, (U.S. LIBOR-3mo. + 1.16%) 7/15/2026 (n)	$7,682,000	$7,737,103
ALM Loan Funding CLO, 2014-14A, “A1R”, FLR, 2.528%, (U.S. LIBOR-3mo. + 1.15%) 7/28/2026 (n)	5,290,566	5,311,342
Atrium CDO Corp., 2011-A, “A1R”, FLR, 2.502%, (U.S. LIBOR-3mo. + 1.14%) 10/23/2025 (n)	7,779,000	7,782,890
Cent CLO LP, 2014-21A, “A1”, FLR, 2.584%, (U.S. LIBOR-3mo. + 1.21%) 7/27/2026 (n)	8,305,747	8,324,257
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	1,000,000	1,008,032
Commercial Mortgage Trust, 2014-CR19, “A5”, 3.796%, 8/10/2047	1,000,000	1,048,190
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	4,990,000	5,071,660
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	3,135,000	3,264,182
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	5,300,000	5,571,236
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	5,351,861	5,479,211
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	5,341,994	5,483,330
Dryden Senior Loan Fund, 2014-34A, “AR”, CLO, FLR, 2.519%, (LIBOR-3mo. + 1.16%) 10/15/2026 (n)	6,145,237	6,178,225
Ford Credit Floorplan Master Owner Trust, 2015-4, “A2”, FLR, 1.85%, (LIBOR-1mo. + 0.6%) 8/15/2020	2,875,000	2,883,337
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	5,951,000	6,079,612
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	1,650,987	1,699,692
TICP CLO Ltd., FLR, 2.543%, (U.S. LIBOR-3mo. + 1.18%) 1/20/2027 (n)	7,683,921	7,720,850
UBS Commercial Mortgage Trust 2017-C1, “A4”, 3.544%, 11/15/2050	3,494,000	3,570,365
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	5,531,348	5,701,955
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	2,177,277	2,191,945
West CLO Ltd. 2013-1A, “A1AR”, FLR, 2.552%, (U.S. LIBOR-3mo. + 1.16%) 11/07/2025 (n)	5,215,000	5,233,550

		$97,340,964
Automotive - 0.3%
Ford Motor Credit Co. LLC, 2.551%, 10/05/2018	$2,611,000	$2,622,990
Hyundai Capital America, 2%, 3/19/2018 (n)	3,122,000	3,120,599
Hyundai Capital America, 2.4%, 10/30/2018 (n)	654,000	653,517

		$6,397,106
Business Services - 0.2%
Cisco Systems, Inc., 2.6%, 2/28/2023	$4,048,000	$4,056,912

Chemicals - 0.2%
Sherwin Williams Co., 2.75%, 6/01/2022	$5,063,000	$5,032,125

Computer Software - 0.1%
Microsoft Corp., 3.125%, 11/03/2025	$1,640,000	$1,672,048

Computer Software - Systems - 0.3%
Apple, Inc., 3.25%, 2/23/2026	$5,398,000	$5,492,083

Consumer Products - 0.4%
Newell Rubbermaid, Inc., 3.15%, 4/01/2021	$3,719,000	$3,763,924
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	4,386,000	4,289,714

		$8,053,638

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Local Authorities - 0.9%
Philadelphia, PA, School District Rev., “A”, AGM, 5.995%, 9/01/2030	$3,280,000	$3,800,930
State of California, 5%, 8/01/2028	3,340,000	4,107,198
State of California (Build America Bonds), 7.6%, 11/01/2040	4,220,000	6,668,528
University of California Rev. (Build America Bonds), 5.77%, 5/15/2043	2,750,000	3,564,220

		$18,140,876
Major Banks - 0.3%
Bank of America Corp., 3.124% to 1/20/2022, FLR to 1/20/2023	$3,275,000	$3,314,160
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	2,120,000	2,156,272

		$5,470,432
Mortgage-Backed - 49.3%
Fannie Mae, 2.28%, 11/01/2026	$934,630	$899,291
Fannie Mae, 3.5%, 4/01/2047	7,022,956	7,206,561
Fannie Mae, 3.8%, 2/01/2018	1,566,455	1,564,714
Fannie Mae, 4%, 3/01/2018 - 7/01/2047	158,501,093	166,343,716
Fannie Mae, 3.99%, 4/01/2018	1,600,000	1,598,269
Fannie Mae, 5.37%, 5/01/2018	1,774,524	1,772,259
Fannie Mae, 2.578%, 9/25/2018	4,539,367	4,536,401
Fannie Mae, 5.6%, 1/01/2019	841,370	867,680
Fannie Mae, 5.47%, 2/01/2019	350,321	358,655
Fannie Mae, 5.1%, 3/01/2019	354,542	362,380
Fannie Mae, 5%, 4/01/2019 - 3/01/2042	23,502,739	25,490,131
Fannie Mae, 5.08%, 4/01/2019	719,855	744,647
Fannie Mae, 5.28%, 4/01/2019	610,452	632,610
Fannie Mae, 4.84%, 5/01/2019	604,869	625,108
Fannie Mae, 5.5%, 5/01/2019 - 12/01/2038	21,893,273	24,322,775
Fannie Mae, 4.5%, 6/01/2019 - 6/01/2044	73,466,179	78,692,680
Fannie Mae, 4.783%, 8/01/2019	2,806,223	2,916,246
Fannie Mae, 4.83%, 8/01/2019	972,086	1,012,373
Fannie Mae, 5.05%, 8/01/2019	665,419	694,382
Fannie Mae, 4.67%, 9/01/2019	1,132,107	1,178,373
Fannie Mae, 4.94%, 9/01/2019	385,777	402,609
Fannie Mae, 4.88%, 3/01/2020	355,085	365,254
Fannie Mae, 4.14%, 8/01/2020	1,312,543	1,373,110
Fannie Mae, 5.19%, 9/01/2020	1,596,009	1,665,555
Fannie Mae, 6%, 2/01/2021 - 12/01/2037	5,840,392	6,572,375
Fannie Mae, 2.152%, 1/25/2023	4,740,000	4,668,091
Fannie Mae, 2.41%, 5/01/2023	1,498,345	1,496,381
Fannie Mae, 2.55%, 5/01/2023	1,291,315	1,298,313
Fannie Mae, 2.59%, 5/01/2023	819,401	825,407
Fannie Mae, 3.78%, 10/01/2023	905,696	955,130
Fannie Mae, 4.5%, 5/01/2025	290,865	306,148
Fannie Mae, 3.59%, 9/01/2026	1,039,198	1,096,837
Fannie Mae, 2.597%, 12/25/2026	10,346,000	10,101,509
Fannie Mae, 3%, 3/01/2027 - 11/01/2046	54,320,749	54,785,766
Fannie Mae, 6.5%, 1/01/2032 - 10/01/2037	2,400,608	2,694,375
Fannie Mae, 3.5%, 1/01/2042 - 1/01/2047	122,147,109	125,532,042
Fannie Mae, 2%, 5/25/2044	3,665,055	3,602,577
Fannie Mae, FLR, 1.679%, (LIBOR-1mo. + 0.35%) 5/25/2018	976,641	974,619
Freddie Mac, 3.187%, 9/25/2027	5,616,000	5,737,070
Freddie Mac, 3.154%, 2/25/2018	3,284,962	3,284,411
Freddie Mac, 2.412%, 8/25/2018	7,015,615	7,025,356
Freddie Mac, 5%, 9/01/2018 - 7/01/2041	8,983,715	9,769,905
Freddie Mac, 2.303%, 9/25/2018	2,438,882	2,444,775

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 2.323%, 10/25/2018	$4,675,199	$4,671,938
Freddie Mac, 2.13%, 1/25/2019	9,822,618	9,839,689
Freddie Mac, 5.085%, 3/25/2019	6,865,000	7,065,053
Freddie Mac, 1.883%, 5/25/2019	1,100,000	1,098,915
Freddie Mac, 6%, 8/01/2019 - 10/01/2038	4,476,447	5,013,918
Freddie Mac, 2.456%, 8/25/2019	4,923,000	4,947,276
Freddie Mac, 4.186%, 8/25/2019	2,800,000	2,887,849
Freddie Mac, 4.251%, 1/25/2020	3,106,000	3,227,648
Freddie Mac, 2.313%, 3/25/2020	6,978,000	7,008,357
Freddie Mac, 4.224%, 3/25/2020	4,281,146	4,454,977
Freddie Mac, 3.808%, 8/25/2020	2,877,000	2,989,533
Freddie Mac, 3.034%, 10/25/2020	5,417,000	5,529,253
Freddie Mac, 2.856%, 1/25/2021	4,724,000	4,803,871
Freddie Mac, 5.5%, 4/01/2021 - 1/01/2038	6,297,287	6,980,188
Freddie Mac, 2.791%, 1/25/2022	6,917,000	7,026,771
Freddie Mac, 2.716%, 6/25/2022	4,738,552	4,800,147
Freddie Mac, 2.682%, 10/25/2022	2,394,000	2,421,318
Freddie Mac, 4.5%, 11/01/2022 - 5/01/2042	11,952,862	12,739,266
Freddie Mac, 2.51%, 11/25/2022	6,640,000	6,664,087
Freddie Mac, 3.32%, 2/25/2023	4,605,000	4,791,041
Freddie Mac, 3.25%, 4/25/2023	9,000,000	9,336,380
Freddie Mac, 3.3%, 4/25/2023 - 10/25/2026	12,522,861	12,984,142
Freddie Mac, 3.06%, 7/25/2023	3,476,000	3,573,841
Freddie Mac, 3.531%, 7/25/2023	240,000	252,446
Freddie Mac, 2.454%, 8/25/2023	4,795,000	4,771,093
Freddie Mac, 3.458%, 8/25/2023	4,600,000	4,819,777
Freddie Mac, 0.746%, 7/25/2024 (i)	60,793,000	2,073,649
Freddie Mac, 3.064%, 8/25/2024	6,098,509	6,245,090
Freddie Mac, 2.67%, 12/25/2024	10,788,000	10,803,733
Freddie Mac, 2.811%, 1/25/2025	9,000,000	9,079,799
Freddie Mac, 3.329%, 5/25/2025	9,024,000	9,392,010
Freddie Mac, 4%, 7/01/2025 - 9/01/2044	9,324,343	9,757,833
Freddie Mac, 3.01%, 7/25/2025	2,651,000	2,699,427
Freddie Mac, 2.745%, 1/25/2026	8,567,000	8,535,176
Freddie Mac, 2.673%, 3/25/2026	7,802,000	7,722,307
Freddie Mac, 3.224%, 3/25/2027	8,182,000	8,384,121
Freddie Mac, 3.243%, 4/25/2027	7,213,000	7,401,867
Freddie Mac, 3.117%, 6/25/2027	5,250,000	5,333,210
Freddie Mac, 0.714%, 7/25/2027 (i)	106,969,000	5,122,499
Freddie Mac, 3.194%, 7/25/2027	7,632,000	7,790,723
Freddie Mac, 0.5691%, 8/25/2027 (i)	85,408,347	3,112,665
Freddie Mac, 6.5%, 5/01/2037	489,796	542,220
Freddie Mac, 3.5%, 12/01/2041 - 1/01/2047	94,014,964	96,608,296
Freddie Mac, 3%, 4/01/2043 - 11/01/2046	58,338,971	58,442,137
Freddie Mac, 1.018%, 7/25/2049 (i)	55,289,220	2,556,629
Ginnie Mae, 5.5%, 3/15/2033 - 1/20/2042	5,051,238	5,616,716
Ginnie Mae, 4.5%, 7/20/2033 - 9/20/2041	12,499,227	13,345,778
Ginnie Mae, 4%, 10/15/2039 - 4/20/2041	2,566,267	2,698,619
Ginnie Mae, 3.5%, 12/15/2041 - 5/20/2046	23,962,071	24,902,224
Ginnie Mae, 6.158%, 4/20/2058	76,514	83,051
Ginnie Mae, 0.658%, 2/16/2059 (i)	8,231,650	542,713

		$1,022,288,132

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Network & Telecom - 0.2%
AT&T, Inc., 3.4%, 8/14/2024	$4,198,000	$4,183,639

Other Banks & Diversified Financials - 0.4%
Banque Federative du Credit Mutuel S.A., 2.5%, 4/13/2021 (n)	$4,294,000	$4,290,425
ING Groep N.V., 3.15%, 3/29/2022	5,120,000	5,174,901

		$9,465,326
Restaurants - 0.1%
McDonald’s Corp., 2.75%, 12/09/2020	$1,587,000	$1,605,916

Supranational - 0.2%
Inter-American Development Bank, 4.375%, 1/24/2044	$2,796,000	$3,365,011

Tobacco - 0.2%
BAT Capital Corp., 2.764%, 8/15/2022 (n)	$4,264,000	$4,228,451

U.S. Government Agencies and Equivalents - 2.8%
AID-Tunisia, 2.452%, 7/24/2021	$4,063,000	$4,076,473
AID-Ukraine, 1.844%, 5/16/2019	7,271,000	7,276,141
AID-Ukraine, 1.847%, 5/29/2020	3,250,000	3,231,683
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	5,532,000	5,535,508
Hashemite Kingdom of Jordan, 2.503%, 10/30/2020	6,688,000	6,777,859
Private Export Funding Corp., 2.25%, 3/15/2020	1,681,000	1,688,477
Private Export Funding Corp., 2.3%, 9/15/2020	4,100,000	4,119,512
Private Export Funding Corp., 1.875%, 7/15/2018	5,330,000	5,338,416
Small Business Administration, 6.35%, 4/01/2021	76,331	79,716
Small Business Administration, 6.34%, 5/01/2021	114,638	119,684
Small Business Administration, 6.44%, 6/01/2021	129,242	135,007
Small Business Administration, 6.625%, 7/01/2021	138,374	144,679
Small Business Administration, 6.07%, 3/01/2022	153,954	161,267
Small Business Administration, 4.98%, 11/01/2023	217,170	229,089
Small Business Administration, 4.89%, 12/01/2023	488,350	510,418
Small Business Administration, 4.77%, 4/01/2024	549,191	572,200
Small Business Administration, 5.52%, 6/01/2024	264,273	278,155
Small Business Administration, 4.99%, 9/01/2024	502,090	526,558
Small Business Administration, 4.86%, 10/01/2024	257,368	268,607
Small Business Administration, 4.86%, 1/01/2025	669,267	700,271
Small Business Administration, 5.11%, 4/01/2025	442,871	465,828
Small Business Administration, 2.21%, 2/01/2033	2,157,829	2,113,022
Small Business Administration, 2.22%, 3/01/2033	3,825,483	3,747,794
Small Business Administration, 3.15%, 7/01/2033	3,675,931	3,772,243
Small Business Administration, 3.16%, 8/01/2033	1,335,122	1,370,541
Small Business Administration, 3.62%, 9/01/2033	1,385,589	1,440,732
Tennessee Valley Authority, 1.75%, 10/15/2018	4,231,000	4,232,299

		$58,912,179
U.S. Treasury Obligations - 33.4%
U.S. Treasury Bonds, 6.25%, 8/15/2023	$1,445,000	$1,758,328
U.S. Treasury Bonds, 6%, 2/15/2026	5,933,000	7,545,339
U.S. Treasury Bonds, 6.75%, 8/15/2026	981,000	1,319,292
U.S. Treasury Bonds, 6.375%, 8/15/2027	2,309,000	3,103,440
U.S. Treasury Bonds, 4.375%, 2/15/2038	2,078,000	2,632,891
U.S. Treasury Bonds, 4.5%, 8/15/2039	19,926,300	25,746,959
U.S. Treasury Bonds, 3.125%, 2/15/2043	28,535,600	30,176,397
U.S. Treasury Bonds, 2.875%, 5/15/2043	27,528,200	27,833,591

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Bonds, 2.5%, 2/15/2045	$97,983,000	$91,790,169
U.S. Treasury Notes, 2.625%, 4/30/2018	11,085,000	11,139,126
U.S. Treasury Notes, 2.75%, 2/15/2019	19,471,600	19,707,389
U.S. Treasury Notes, 1%, 6/30/2019	97,559,000	96,419,541
U.S. Treasury Notes, 1.625%, 6/30/2019	57,876,000	57,742,614
U.S. Treasury Notes, 2.625%, 8/15/2020	32,222,000	32,847,560
U.S. Treasury Notes, 2%, 11/30/2020	6,679,000	6,694,132
U.S. Treasury Notes, 3.125%, 5/15/2021 (f)	34,834,000	36,157,964
U.S. Treasury Notes, 1.75%, 5/15/2022	24,023,000	23,677,669
U.S. Treasury Notes, 2.5%, 8/15/2023	136,673,000	138,739,112
U.S. Treasury Notes, 2.75%, 2/15/2024	8,033,000	8,255,790
U.S. Treasury Notes, 2.5%, 5/15/2024	63,269,000	64,062,334
U.S. Treasury Notes, 2%, 11/15/2026	6,400,000	6,188,750

		$693,538,387
Utilities - Electric Power - 0.2%
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	$5,254,000	$5,243,552
Total Bonds		$1,997,870,139

Investment Companies (h) - 4.2%
Mutual Funds - 4.2%
MFS Institutional Money Market Portfolio, 1.19% (v)	86,133,447	$86,124,834

Other Assets, Less Liabilities - (0.5)%		(9,343,610)
Net Assets - 100.0%		$2,074,651,363

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $86,124,834 and $1,997,870,139, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $72,270,747, representing 3.5% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company

Insurers
AGM	Assured Guaranty Municipal

5

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 11/30/17

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	15	$2,275,781	March - 2018	$(30,043)
U.S. Treasury Note 5 yr	Long	USD	176	20,476,500	March - 2018	(92,735)

						$(122,778)

At November 30, 2017, the fund had liquid securities with an aggregate value of $161,930 to cover any collateral or margin obligations for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

See Notes to Financial Statements

6

Supplemental Information

11/30/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of November 30, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$795,833,928	$—	$795,833,928
Non-U.S. Sovereign Debt	—	3,365,011	—	3,365,011
Municipal Bonds	—	18,140,876	—	18,140,876
U.S. Corporate Bonds	—	31,743,798	—	31,743,798
Residential Mortgage-Backed Securities	—	1,022,288,132	—	1,022,288,132
Commercial Mortgage-Backed Securities	—	46,169,410	—	46,169,410
Asset-Backed Securities (including CDOs)	—	51,171,553	—	51,171,553
Foreign Bonds	—	29,157,431	—	29,157,431
Mutual Funds	86,124,834	—	—	86,124,834
Total	$86,124,834	$1,997,870,139	$—	$2,083,994,973

Other Financial Instruments
Futures Contracts – Liabilities	$(122,778)	$—	$—	$(122,778)

For further information regarding security characteristics, see the Portfolio of Investments.

7

Supplemental Information (unaudited) – continued

(2) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		29,765,172	351,863,708	(295,495,433)	86,133,447

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$891	$(3,561)	$—	$287,462	$86,124,834

8

QUARTERLY REPORT
November 30, 2017
MFS®  New Discovery
Value Fund

Portfolio of Investments
11/30/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.0%
Aerospace – 2.3%
Leidos Holdings, Inc.	165,565	$ 10,524,967
ManTech International Corp., “A”	344,081	17,541,249
		$ 28,066,216
Automotive – 0.0%
Fenix Parts, Inc. (a)	987,676	$ 345,687
Brokerage & Asset Managers – 1.5%
Apollo Global Management LLC, “A”	294,928	$ 9,234,196
TMX Group Ltd.	168,853	9,096,061
		$ 18,330,257
Business Services – 3.2%
Conduent, Inc. (a)	368,791	$ 5,627,751
Forrester Research, Inc.	136,947	6,361,188
PRA Group, Inc. (a)	360,882	12,558,693
Travelport Worldwide Ltd.	1,088,159	14,570,449
		$ 39,118,081
Chemicals – 0.8%
Ingevity Corp. (a)	113,675	$ 9,047,393
Computer Software – 1.1%
Sabre Corp.	651,769	$ 12,976,721
Computer Software - Systems – 3.9%
Model N, Inc. (a)	633,732	$ 10,298,145
NICE Systems Ltd., ADR	140,581	12,302,243
Presidio, Inc. (a)	568,482	8,777,362
Verint Systems, Inc. (a)	356,234	15,585,238
		$ 46,962,988
Construction – 4.0%
Armstrong World Industries, Inc. (a)	173,564	$ 10,405,162
GMS, Inc. (a)	246,341	9,190,983
Owens Corning	155,260	13,717,221
Toll Brothers, Inc.	185,153	9,318,750
TopBuild Corp. (a)	82,647	5,619,169
		$ 48,251,285
Consumer Products – 1.0%
Sensient Technologies Corp.	156,288	$ 12,117,009
Consumer Services – 0.4%
ServiceMaster Global Holdings, Inc. (a)	106,909	$ 5,225,712
Containers – 2.4%
Berry Global Group, Inc. (a)	274,557	$ 16,410,272
Graphic Packaging Holding Co.	820,329	12,559,237
		$ 28,969,509
Electrical Equipment – 4.4%
AZZ, Inc.	91,668	$ 4,409,231
HD Supply Holdings, Inc. (a)	336,303	12,436,485
MSC Industrial Direct Co., Inc., “A”	172,720	15,556,890
TriMas Corp. (a)	477,853	12,376,393
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
WESCO International, Inc. (a)	131,232	$ 8,602,257
		$ 53,381,256
Electronics – 2.7%
Integrated Device Technology, Inc. (a)	249,198	$ 7,498,368
OSI Systems, Inc. (a)	103,359	8,957,091
Plexus Corp. (a)	252,599	15,789,963
		$ 32,245,422
Energy - Independent – 0.9%
Energen Corp. (a)	198,634	$ 11,214,876
Engineering - Construction – 1.5%
KBR, Inc.	731,388	$ 13,713,525
Team, Inc. (a)	361,168	4,966,060
		$ 18,679,585
Entertainment – 1.4%
IMAX Corp. (a)	390,977	$ 9,930,816
Parques Reunidos Servicios Centrales S.A.U.	411,929	7,182,870
		$ 17,113,686
Food & Beverages – 2.9%
Cal-Maine Foods, Inc. (a)(l)	287,328	$ 14,294,568
Hostess Brands, Inc. (a)	938,608	13,196,828
TreeHouse Foods, Inc. (a)	166,395	7,657,498
		$ 35,148,894
Insurance – 4.1%
Aspen Insurance Holdings Ltd.	171,725	$ 7,040,725
Everest Re Group Ltd.	31,563	6,931,235
Hanover Insurance Group, Inc.	146,499	15,763,293
Safety Insurance Group, Inc.	127,064	10,463,720
Third Point Reinsurance Ltd. (a)	561,558	9,518,408
		$ 49,717,381
Leisure & Toys – 1.3%
Brunswick Corp.	275,522	$ 15,250,143
Machinery & Tools – 5.5%
Gardner Denver Holdings, Inc. (a)	216,957	$ 7,031,576
Herman Miller, Inc.	314,197	11,232,543
ITT, Inc.	296,270	16,057,834
Regal Beloit Corp.	148,796	11,449,852
Ritchie Bros. Auctioneers, Inc. (l)	348,659	9,239,464
SPX FLOW, Inc. (a)	254,527	11,395,174
		$ 66,406,443
Medical & Health Technology & Services – 3.7%
HMS Holdings Corp. (a)	767,164	$ 12,681,221
LifePoint Hospitals, Inc. (a)	169,020	8,079,156
MEDNAX, Inc. (a)	223,351	11,120,646
Premier, Inc., “A” (a)	454,490	13,189,300
		$ 45,070,323
Medical Equipment – 0.8%
Steris PLC	111,788	$ 10,056,448
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Distribution – 1.2%
New Jersey Resources Corp.	324,773	$ 14,484,876
Natural Gas - Pipeline – 0.8%
Boardwalk Pipeline Partners LP	692,981	$ 9,313,665
Oil Services – 3.7%
Forum Energy Technologies, Inc. (a)	492,028	$ 6,986,798
Frank's International N.V.	1,660,626	10,345,700
Keane Group, Inc. (a)(l)	617,499	9,237,785
NOW, Inc. (a)	741,938	7,656,800
Superior Energy Services, Inc. (a)	571,771	5,517,590
U.S. Silica Holdings, Inc.	134,962	4,476,689
		$ 44,221,362
Other Banks & Diversified Financials – 19.1%
Air Lease Corp.	287,878	$ 12,465,117
Berkshire Hills Bancorp, Inc.	324,117	12,494,710
Brookline Bancorp, Inc.	590,213	9,502,429
Cathay General Bancorp, Inc.	279,398	12,123,079
Element Fleet Management Corp.	1,936,505	14,604,653
First Hawaiian, Inc.	496,699	14,538,380
First Interstate BancSystem, Inc.	365,854	14,524,404
Glacier Bancorp, Inc.	382,019	15,299,861
Hanmi Financial Corp.	330,239	10,485,088
Lakeland Financial Corp.	248,139	12,575,685
Prosperity Bancshares, Inc.	232,394	16,276,876
Sandy Spring Bancorp, Inc.	264,424	10,415,661
Santander Consumer USA Holdings, Inc.	493,638	8,510,319
TCF Financial Corp.	716,925	14,560,747
Texas Capital Bancshares, Inc. (a)	94,118	8,503,561
Textainer Group Holdings Ltd. (a)	480,764	11,033,534
UMB Financial Corp.	211,603	15,904,082
Wintrust Financial Corp.	200,981	16,852,257
		$ 230,670,443
Pharmaceuticals – 0.5%
Genomma Lab Internacional S.A., “B” (a)	5,547,680	$ 6,573,211
Pollution Control – 2.2%
Advanced Disposal Services, Inc. (a)	347,192	$ 8,099,990
Clean Harbors, Inc. (a)	220,201	11,860,026
Evoqua Water Technologies LLC (a)	278,588	6,028,644
		$ 25,988,660
Real Estate – 7.2%
Corporate Office Properties Trust, REIT	337,081	$ 10,227,037
Life Storage, Inc., REIT	162,044	14,553,172
Medical Properties Trust, Inc., REIT	1,320,536	18,078,138
Select Income, REIT	696,985	17,487,354
STAG Industrial, Inc., REIT	530,812	15,021,980
Store Capital Corp., REIT	458,669	11,842,833
		$ 87,210,514
Specialty Chemicals – 4.0%
Ferro Corp. (a)	399,378	$ 10,124,232
Ferroglobe PLC	389,275	6,352,968
Orion Engineered Carbons S.A.	484,216	11,839,081
RPM International, Inc.	214,621	11,368,475
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – continued
Univar, Inc. (a)	280,187	$ 8,254,309
		$ 47,939,065
Specialty Stores – 3.4%
Express, Inc. (a)	713,889	$ 6,953,279
Michaels Co., Inc. (a)	438,709	9,476,114
Tuesday Morning Corp. (a)(l)	794,946	2,066,860
Urban Outfitters, Inc. (a)	402,267	12,518,549
Zumiez, Inc. (a)	475,271	10,360,908
		$ 41,375,710
Trucking – 1.2%
Marten Transport Ltd.	321,434	$ 6,476,895
Werner Enterprises, Inc.	206,982	7,906,712
		$ 14,383,607
Utilities - Electric Power – 4.9%
El Paso Electric Co.	282,544	$ 17,206,930
PNM Resources, Inc.	416,563	18,953,616
Portland General Electric Co.	472,094	23,434,746
		$ 59,595,292
Total Common Stocks		$1,185,451,720
Investment Companies (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 1.19% (v)	21,362,355	$ 21,360,219
Collateral for Securities Loaned – 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.04% (j)	4,853,415	$ 4,853,415
Other Assets, Less Liabilities – (0.2)%		(1,856,345)
Net Assets – 100.0%		$1,209,809,009
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $21,360,219 and $1,190,305,135, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
11/30/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,185,451,720	$—	$—	$1,185,451,720
Mutual Funds	26,213,634	—	—	26,213,634
Total	$1,211,665,354	$—	$—	$1,211,665,354
For further information regarding security characteristics, see the Portfolio of Investments. The fund held worthless level 3 securities at the beginning of the period which were disposed of during the period for $0 and no realized gain or loss.
5

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	58,893,027	320,678,066	(358,208,738)	21,362,355
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(3,343)	$(355)	$—	$117,697	$21,360,219
6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIII

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: January 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: January 16, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 16, 2018

*	Print name and title of each signing officer under his or her signature.